Acquisition of Alpha Mind (Tables)	6 Months Ended
Mar. 31, 2026
Acquisition of Alpha Mind [Abstract]
Schedule of Estimated Fair Values of the Identifiable Assets Acquired	The following table summarizes the estimated fair values of the identifiable assets acquired at the acquisition date, which represents the net purchase price allocation at the date of the acquisition of Alpha Mind based on a valuation performed by an independent valuation firm engaged by the Company.
December 28,
2023
RMB
Net tangible assets (1)	15,436
Goodwill	1,284,218
Total purchase consideration	1,299,654

(1)	The following is a reconciliation of the fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible assets on December 28, 2023. The Company did not identify intangible assets from the acquisition, because the Company was a shell company immediately before the acquisition. On December 31, 2024, the fair value of identifiable net assets approximated their carrying amount.

Schedule of Classes of Assets Acquired and Liabilities Assumed

December 28, 2023
RMB
ASSETS
Current assets:
Cash and cash equivalents	5,868
Short-term investment	1,616
Accounts receivable, net	19,260
Prepayments	6,872
Other current assets	973
Total current assets	34,589

Non-current assets:
Restricted cash, non-current	5,000
Property and equipment, net	271
Operating lease right-of-use assets	60
Deferred tax assets	511
Total non-current assets	5,842
Total assets	40,431

LIABILITIES AND SHAREHOLDERS’ DEFICIT
LIABILITIES
Current liabilities:
Accounts payable	17,590
Taxes payable	910
Operating lease liabilities	41
Accrued expenses and other current liabilities	6,454
24,995
Non-current liabilities:
Operating lease liabilities, non-current	—
Total liabilities	24,995

Net tangible assets	15,436

(2)	Immediately prior to the consummation of the acquisition of Alpha Mind, the Company was a shell company as defined in Rule 12b-2 under the Exchange Act and was subject to delisting risk. As a result of the consummation of the acquisition of Alpha Mind, we ceased to be a shell company on December 28, 2023 and that is the main reason we paid US$180,000 (equivalent to RMB 1,299,654) of which US$177,862 (equivalent to RMB 1,284,218) was attribute to goodwill.

Schedule of Carrying Amount of Goodwill

Changes in the carrying amount of goodwill from acquisition to the six months ended March 31, 2026 was as follows:

Acquisition of Alpha Mind
Balance as of December 28, 2023	1,284,218
Goodwill impairment loss during the year	(574,978)

Balance as of September 30, 2024 (audited)	709,240
Goodwill impairment loss during the period	(644,908)
Balance as of March 31, 2025 (unaudited)	64,332

Balance as of September 30, 2025 (audited)	23,283
Goodwill impairment loss during the period	—
Balance as of March 31, 2026 (unaudited)	23,283

Schedule of Movement of Impairment Loss	Movement of impairment loss were as follows:
	March 31,	March 31,
	2025	2026
	RMB	RMB
	(unaudited)	(unaudited)
Beginning balance	709,240	23,283
Impairment loss	(644,908)	—
Ending balance	64,332	23,283